Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-12.06%
Alphabet, Inc., Class A	7,038	$1,189,070
Alphabet, Inc., Class C	6,709	1,143,818
Charter Communications, Inc., Class A(b)(c)	476	188,955
Comcast Corp., Class A	13,736	593,258
Electronic Arts, Inc.	1,437	235,194
Meta Platforms, Inc., Class A	1,997	1,146,917
Netflix, Inc.(b)	2,149	1,905,755
Take-Two Interactive Software, Inc.(b)(c)	858	161,630
T-Mobile US, Inc.	3,564	880,094
Trade Desk, Inc. (The), Class A(b)	1,613	207,351
Warner Bros. Discovery, Inc.(b)	10,940	114,651
		7,766,693
Consumer Discretionary-11.22%
Airbnb, Inc., Class A(b)	1,456	198,176
Amazon.com, Inc.(b)	8,863	1,842,529
Booking Holdings, Inc.	156	811,509
DoorDash, Inc., Class A(b)	1,416	255,560
lululemon athletica, inc.(b)	616	197,527
Marriott International, Inc., Class A	1,132	327,250
MercadoLibre, Inc. (Brazil)(b)	181	359,316
O’Reilly Automotive, Inc.(b)	334	415,235
PDD Holdings, Inc., ADR (China)(b)	1,515	146,288
Ross Stores, Inc.	1,552	240,358
Starbucks Corp.	4,100	420,086
Tesla, Inc.(b)	5,839	2,015,389
		7,229,223
Consumer Staples-4.51%
Coca-Cola Europacific Partners PLC (United Kingdom)	2,470	191,623
Costco Wholesale Corp.	1,248	1,212,906
Keurig Dr Pepper, Inc.	4,491	146,631
Kraft Heinz Co. (The)	1,992	63,684
Mondelez International, Inc., Class A	5,076	329,686
Monster Beverage Corp.(b)	1,432	78,946
PepsiCo, Inc.	5,370	877,727
		2,901,203
Financials-0.66%
PayPal Holdings, Inc.(b)	4,919	426,822
Health Care-5.35%
Amgen, Inc.	1,911	540,565
AstraZeneca PLC, ADR (United Kingdom)	2,254	152,416
Biogen, Inc.(b)	581	93,326
DexCom, Inc.(b)	1,492	116,361
GE HealthCare Technologies, Inc.	933	77,644
Gilead Sciences, Inc.	4,652	430,682
IDEXX Laboratories, Inc.(b)	399	168,278
Illumina, Inc.(b)(c)	681	98,166
Intuitive Surgical, Inc.(b)	1,487	805,954
Moderna, Inc.(b)(c)	1,586	68,293
Regeneron Pharmaceuticals, Inc.(b)	514	385,613
Vertex Pharmaceuticals, Inc.(b)	1,090	510,262
		3,447,560
Industrials-4.14%
Automatic Data Processing, Inc.	2,070	635,345
Cintas Corp.	1,888	426,291
Copart, Inc.(b)	4,772	302,497
CSX Corp.	7,482	273,467
Fastenal Co.	1,746	145,896
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	1,049	$236,172
PACCAR, Inc.	1,659	194,103
Paychex, Inc.	1,710	250,122
Verisk Analytics, Inc.	691	203,299
		2,667,192
Information Technology-59.44%
Adobe, Inc.(b)	2,351	1,212,952
Advanced Micro Devices, Inc.(b)	8,708	1,194,520
ANSYS, Inc.(b)	453	159,048
Apple, Inc.	27,907	6,623,168
Applied Materials, Inc.	4,789	836,686
ASML Holding N.V., New York Shares (Netherlands)	600	411,966
Atlassian Corp., Class A(b)	730	192,413
Autodesk, Inc.(b)	1,095	319,631
Broadcom, Inc.	19,930	3,230,254
Cadence Design Systems, Inc.(b)	1,608	493,351
CDW Corp.	886	155,874
Cisco Systems, Inc.	22,292	1,319,909
Cognizant Technology Solutions Corp., Class A	2,509	201,949
CrowdStrike Holdings, Inc., Class A(b)	1,059	366,382
Datadog, Inc., Class A(b)	1,515	231,416
Fortinet, Inc.(b)	3,700	351,685
GLOBALFOUNDRIES, Inc.(b)(c)	2,623	113,445
Intel Corp.	21,693	521,717
Intuit, Inc.	1,318	845,800
KLA Corp.	655	423,805
Lam Research Corp.	7,368	544,348
Marvell Technology, Inc.	4,342	402,460
Microchip Technology, Inc.	1,143	77,918
Micron Technology, Inc.	4,839	473,980
Microsoft Corp.	15,156	6,417,960
MongoDB, Inc.(b)(c)	342	110,292
NVIDIA Corp.	51,954	7,182,641
NXP Semiconductors N.V. (China)	1,080	247,720
ON Semiconductor Corp.(b)	1,672	118,913
Palo Alto Networks, Inc.(b)(c)	1,761	682,951
QUALCOMM, Inc.	6,055	959,899
Roper Technologies, Inc.	452	256,031
Super Micro Computer, Inc.(b)(c)	2,450	79,968
Synopsys, Inc.(b)	819	457,403
Texas Instruments, Inc.	3,365	676,466
Workday, Inc., Class A(b)	976	243,990
Zscaler, Inc.(b)(c)	726	149,984
		38,288,895
Materials-2.07%
Linde PLC	2,894	1,334,105
Real Estate-0.20%
CoStar Group, Inc.(b)	1,580	128,517
Utilities-0.27%
Exelon Corp.	4,327	171,176
Total Common Stocks & Other Equity Interests (Cost $51,934,378)		64,361,386
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $28,038)	28,038	$28,038
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $51,962,416)		64,389,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.71%
Invesco Private Government Fund, 4.63%(d)(e)(f)	489,451	489,451
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	1,257,227	$1,257,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,747,055)		1,747,055
TOTAL INVESTMENTS IN SECURITIES-102.68% (Cost $53,709,471)		66,136,479
OTHER ASSETS LESS LIABILITIES-(2.68)%		(1,724,352)
NET ASSETS-100.00%		$64,412,127

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,151	$76,413	$(107,526)	$-	$-	$28,038	$389
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,430	1,887,543	(1,484,522)	-	-	489,451	2,029 *
Invesco Private Prime Fund	224,802	4,132,449	(3,099,631)	(17)	1	1,257,604	5,316 *
Total	$370,383	$6,096,405	$(4,691,679)	$(17)	$1	$1,775,093	$7,734

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-8.21%
Fox Corp., Class A	1,340	$63,141
Fox Corp., Class B	1,405	62,846
Liberty Broadband Corp., Class C(b)(c)	561	47,763
Liberty Media Corp.-Liberty Formula One(b)(c)	969	85,621
Match Group, Inc.(b)	1,280	41,907
NetEase, Inc., ADR (China)	553	48,376
News Corp., Class A	2,434	71,438
News Corp., Class B(c)	1,219	39,118
Roku, Inc., Class A(b)	627	43,282
		503,492
Consumer Discretionary-14.97%
eBay, Inc.	2,579	163,225
Etsy, Inc.(b)	598	32,806
Expedia Group, Inc.(b)	466	86,033
Five Below, Inc.(b)(c)	222	20,579
JD.com, Inc., ADR (China)	1,429	53,416
LKQ Corp.(c)	1,636	64,278
Lucid Group, Inc.(b)(c)	10,193	22,221
Pool Corp.	238	89,747
Rivian Automotive, Inc., Class A(b)(c)	2,111	25,818
Tractor Supply Co.(c)	615	174,457
Trip.com Group Ltd., ADR (China)(b)(c)	1,390	89,864
Ulta Beauty, Inc.(b)	247	95,500
		917,944
Financials-0.95%
Jack Henry & Associates, Inc.	332	58,492
Health Care-20.28%
Align Technology, Inc.(b)	343	79,840
Alnylam Pharmaceuticals, Inc.(b)	348	88,068
argenx SE, ADR (Netherlands)(b)	101	62,272
BeiGene Ltd., ADR (China)(b)(c)	163	35,045
BioMarin Pharmaceutical, Inc.(b)(c)	672	44,372
BioNTech SE, ADR (Germany)(b)	334	39,542
Bio-Techne Corp.	479	36,097
Bruker Corp.	661	38,305
Cooper Cos., Inc. (The)(b)	1,039	108,534
Henry Schein, Inc.(b)	693	53,396
Hologic, Inc.(b)	807	64,156
ICON PLC(b)	432	90,828
Incyte Corp.(b)	665	49,602
Insulet Corp.(b)	279	74,432
Jazz Pharmaceuticals PLC(b)	201	24,440
Medpace Holdings, Inc.(b)(c)	151	51,435
Neurocrine Biosciences, Inc.(b)	389	49,306
Repligen Corp.(b)(c)	288	43,356
Royalty Pharma PLC, Class A	1,268	33,805
Sanofi S.A., ADR	1,327	64,346
United Therapeutics Corp.(b)	170	62,983
Viatris, Inc.	3,739	48,944
		1,243,104
Industrials-11.06%
C.H. Robinson Worldwide, Inc.	563	59,442
Grab Holdings Ltd., Class A (Singapore)(b)(c)	13,149	65,745
J.B. Hunt Transport Services, Inc.	560	105,902
Lincoln Electric Holdings, Inc.	230	50,250
Nordson Corp.	193	50,371
Paylocity Holding Corp.(b)	207	42,961
Ryanair Holdings PLC, ADR (Italy)(c)	875	38,535
Saia, Inc.(b)(c)	128	72,842
	Shares	Value
Industrials-(continued)
SS&C Technologies Holdings, Inc.	951	$73,550
Tetra Tech, Inc.	1,484	61,601
United Airlines Holdings, Inc.(b)	588	56,936
		678,135
Information Technology-42.68%
Akamai Technologies, Inc.(b)	866	81,421
Amdocs Ltd.	637	55,241
Bentley Systems, Inc., Class B	1,522	75,339
Check Point Software Technologies Ltd. (Israel)(b)	539	98,098
DocuSign, Inc.(b)(c)	1,010	80,487
Enphase Energy, Inc.(b)(c)	581	41,454
Entegris, Inc.(c)	689	72,779
F5, Inc.(b)	295	73,853
First Solar, Inc.(b)	520	103,620
Flex Ltd.(b)(c)	2,764	107,713
Gen Digital, Inc.	3,325	102,576
Lattice Semiconductor Corp.(b)	662	37,569
Logitech International S.A., Class R (Switzerland)(c)	1,030	83,317
Manhattan Associates, Inc.(b)	298	85,061
Monolithic Power Systems, Inc.	219	124,313
NetApp, Inc.	1,125	137,970
Nice Ltd., ADR (Israel)(b)(c)	284	51,813
Nutanix, Inc., Class A(b)(c)	1,105	72,134
Okta, Inc.(b)	943	73,139
Open Text Corp. (Canada)	1,344	40,898
PTC, Inc.(b)	554	110,833
Qorvo, Inc.(b)	401	27,689
Seagate Technology Holdings PLC	1,280	129,702
Skyworks Solutions, Inc.	542	47,474
Teradyne, Inc.	862	94,820
Trimble, Inc.(b)	1,593	116,241
VeriSign, Inc.(b)	397	74,311
Western Digital Corp.(b)(c)	2,257	164,739
Zebra Technologies Corp., Class A(b)	331	134,717
Zoom Video Communications, Inc., Class A(b)	1,417	117,172
		2,616,493
Materials-0.67%
Steel Dynamics, Inc.	281	40,821
Real Estate-1.14%
Zillow Group, Inc., Class A(b)	201	16,388
Zillow Group, Inc., Class C(b)(c)	634	53,706
		70,094
Total Common Stocks & Other Equity Interests (Cost $5,403,446)		6,128,575
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $258)	258	258
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $5,403,704)		6,128,833
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.09%
Invesco Private Government Fund, 4.63%(d)(e)(f)	379,459	$379,459
Invesco Private Prime Fund, 4.71%(d)(e)(f)	974,719	975,011
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,354,470)		1,354,470
TOTAL INVESTMENTS IN SECURITIES-122.05% (Cost $6,758,174)		7,483,303
OTHER ASSETS LESS LIABILITIES-(22.05)%		(1,352,045)
NET ASSETS-100.00%		$6,131,258

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,323	$24,813	$(27,878)	$-	$-	$258	$35
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,581	1,681,328	(1,584,450)	-	-	379,459	3,650 *
Invesco Private Prime Fund	661,935	3,277,373	(2,964,230)	(42)	(25)	975,011	9,579 *
Total	$947,839	$4,983,514	$(4,576,558)	$(42)	$(25)	$1,354,728	$13,264

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-16.17%
Alphabet, Inc., Class A	5,322,066	$899,163,051
Alphabet, Inc., Class C	5,073,169	864,924,583
Charter Communications, Inc., Class A(b)(c)	334,971	132,971,763
Comcast Corp., Class A	9,063,285	391,443,279
Electronic Arts, Inc.	619,929	101,463,779
Meta Platforms, Inc., Class A	3,156,998	1,813,127,091
Netflix, Inc.(b)	1,006,655	892,711,721
Take-Two Interactive Software, Inc.(b)(c)	411,199	77,461,668
T-Mobile US, Inc.	2,737,552	676,011,091
Trade Desk, Inc. (The), Class A(b)	1,050,279	135,013,365
Warner Bros. Discovery, Inc.(b)	5,752,500	60,286,200
		6,044,577,591
Consumer Discretionary-14.55%
Airbnb, Inc., Class A(b)(c)	1,032,318	140,508,803
Amazon.com, Inc.(b)	9,533,471	1,981,913,286
Booking Holdings, Inc.	78,480	408,251,390
DoorDash, Inc., Class A(b)	902,522	162,887,171
lululemon athletica, inc.(b)(c)	275,840	88,450,854
Marriott International, Inc., Class A	660,454	190,930,647
MercadoLibre, Inc. (Brazil)(b)	119,076	236,386,103
O’Reilly Automotive, Inc.(b)	136,238	169,373,806
PDD Holdings, Inc., ADR (China)(b)	1,567,050	151,314,348
Ross Stores, Inc.	782,634	121,206,528
Starbucks Corp.	2,658,520	272,391,959
Tesla, Inc.(b)	4,392,134	1,515,988,972
		5,439,603,867
Consumer Staples-5.74%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,077,141	83,564,599
Costco Wholesale Corp.	1,039,955	1,010,711,465
Keurig Dr Pepper, Inc.	3,181,706	103,882,701
Kraft Heinz Co. (The)	2,836,544	90,684,312
Mondelez International, Inc., Class A	3,133,970	203,551,351
Monster Beverage Corp.(b)	2,298,123	126,695,521
PepsiCo, Inc.	3,222,604	526,734,624
		2,145,824,573
Energy-0.60%
Baker Hughes Co., Class A	2,330,758	102,436,814
Diamondback Energy, Inc.	691,576	122,816,982
		225,253,796
Financials-0.56%
PayPal Holdings, Inc.(b)	2,398,663	208,131,988
Health Care-5.45%
Amgen, Inc.(c)	1,260,735	356,624,109
AstraZeneca PLC, ADR (United Kingdom)	1,366,279	92,387,786
Biogen, Inc.(b)	341,663	54,881,328
DexCom, Inc.(b)(c)	940,245	73,329,708
GE HealthCare Technologies, Inc.	1,071,324	89,155,583
Gilead Sciences, Inc.	2,920,912	270,418,033
IDEXX Laboratories, Inc.(b)(c)	193,166	81,467,760
Illumina, Inc.(b)(c)	373,745	53,875,342
Intuitive Surgical, Inc.(b)	833,786	451,912,012
Moderna, Inc.(b)(c)	901,994	38,839,862
Regeneron Pharmaceuticals, Inc.(b)	254,244	190,738,934
Vertex Pharmaceuticals, Inc.(b)	605,541	283,471,908
		2,037,102,365
	Shares	Value
Industrials-4.71%
Automatic Data Processing, Inc.	956,857	$293,688,119
Cintas Corp.	945,628	213,513,346
Copart, Inc.(b)(c)	2,257,774	143,120,294
CSX Corp.	4,548,374	166,243,070
Fastenal Co.	1,343,322	112,247,986
Honeywell International, Inc.	1,524,387	355,075,464
Old Dominion Freight Line, Inc.	502,672	113,171,574
PACCAR, Inc.	1,229,870	143,894,790
Paychex, Inc.(c)	843,840	123,428,477
Verisk Analytics, Inc.	334,244	98,337,927
		1,762,721,047
Information Technology-49.26%
Adobe, Inc.(b)	1,040,104	536,620,857
Advanced Micro Devices, Inc.(b)	3,797,085	520,865,135
Analog Devices, Inc.	1,164,671	253,956,512
ANSYS, Inc.(b)	205,223	72,053,795
Apple, Inc.	13,810,415	3,277,625,792
Applied Materials, Inc.	1,934,326	337,946,095
AppLovin Corp., Class A(b)	696,877	234,673,330
ARM Holdings PLC, ADR(b)(c)	293,381	39,398,134
ASML Holding N.V., New York Shares (Netherlands)	220,954	151,709,226
Atlassian Corp., Class A(b)(c)	375,424	98,954,258
Autodesk, Inc.(b)	505,450	147,540,855
Broadcom, Inc.	10,872,273	1,762,178,008
Cadence Design Systems, Inc.(b)(c)	642,388	197,091,062
CDW Corp.	313,553	55,163,379
Cisco Systems, Inc.	9,451,827	559,642,677
Cognizant Technology Solutions Corp., Class A(c)	1,162,757	93,590,311
CrowdStrike Holdings, Inc., Class A(b)(c)	546,127	188,943,558
Datadog, Inc., Class A(b)	729,913	111,494,211
Fortinet, Inc.(b)	1,794,673	170,583,669
GLOBALFOUNDRIES, Inc.(b)(c)	1,294,184	55,973,458
Intel Corp.(c)	10,031,938	241,268,109
Intuit, Inc.	655,926	420,927,392
KLA Corp.	315,500	204,137,965
Lam Research Corp.	3,047,025	225,114,207
Marvell Technology, Inc.	2,032,175	188,362,301
Microchip Technology, Inc.	1,258,846	85,815,532
Micron Technology, Inc.(c)	2,601,458	254,812,811
Microsoft Corp.	6,751,720	2,859,083,351
MongoDB, Inc.(b)(c)	173,419	55,925,893
NVIDIA Corp.	22,281,249	3,080,382,674
NXP Semiconductors N.V. (China)	597,821	137,122,203
ON Semiconductor Corp.(b)(c)	1,004,802	71,461,518
Palo Alto Networks, Inc.(b)(c)	759,820	294,673,392
QUALCOMM, Inc.	2,613,694	414,348,910
Roper Technologies, Inc.	251,452	142,432,471
Super Micro Computer, Inc.(b)(c)	1,373,756	44,839,396
Synopsys, Inc.(b)	360,300	201,223,947
Texas Instruments, Inc.	2,142,010	430,608,270
Workday, Inc., Class A(b)	499,701	124,920,253
Zscaler, Inc.(b)(c)	354,652	73,267,557
		18,416,732,474
Materials-1.38%
Linde PLC	1,120,325	516,458,622
Real Estate-0.21%
CoStar Group, Inc.(b)(c)	961,490	78,207,596
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-1.34%
American Electric Power Co., Inc.	1,248,383	$124,663,526
Constellation Energy Corp.	733,530	188,194,457
Exelon Corp.(c)	2,347,384	92,862,511
Xcel Energy, Inc.(c)	1,307,787	94,893,025
		500,613,519
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $29,999,706,710)		37,375,227,438
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.84%
Invesco Private Government Fund, 4.63%(d)(e)(f)	87,791,394	87,791,394
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	227,368,615	$227,436,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $315,228,220)		315,228,220
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $30,314,934,930)		37,690,455,658
OTHER ASSETS LESS LIABILITIES-(0.81)%		(303,248,901)
NET ASSETS-100.00%		$37,387,206,757

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,149,472	$58,865,875	$(71,015,347)	$-	$-	$-	$66,171
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	73,775,478	681,597,644	(667,581,728)	-	-	87,791,394	1,280,600 *
Invesco Private Prime Fund	199,210,478	1,729,223,538	(1,700,964,698)	(13,357)	(19,135)	227,436,826	3,439,533 *
Total	$285,135,428	$2,469,687,057	$(2,439,561,773)	$(13,357)	$(19,135)	$315,228,220	$4,786,304

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.84%
Bandwidth, Inc., Class A(b)(c)	2,576	$54,173
EchoStar Corp., Class A(b)	2,402	60,747
Gogo, Inc.(b)	5,547	44,542
iHeartMedia, Inc., Class A(b)	28,338	64,894
iQIYI, Inc., ADR (China)(b)	20,562	44,414
		268,770
Consumer Discretionary-8.47%
BRP, Inc.	611	29,774
Garrett Motion, Inc. (Switzerland)(b)	5,294	44,893
Gentex Corp.	1,411	43,120
Gentherm, Inc.(b)	881	37,090
Goodyear Tire & Rubber Co. (The)(b)	5,012	53,829
GoPro, Inc., Class A(b)	34,537	42,481
Helen of Troy Ltd.(b)	835	61,231
iRobot Corp.(b)	6,039	45,957
Johnson Outdoors, Inc., Class A	1,230	41,402
Lovesac Co. (The)(b)	1,902	71,743
MasterCraft Boat Holdings, Inc.(b)	2,386	50,583
Newell Brands, Inc.	6,278	60,206
Purple Innovation, Inc.(b)	36,872	35,375
Qurate Retail, Inc., Class A(b)	73,667	34,432
Sleep Number Corp.(b)	2,906	43,590
Sonos, Inc.(b)	3,615	49,200
Stitch Fix, Inc., Class A(b)	11,695	55,668
		800,574
Energy-1.29%
DMC Global, Inc.(b)	3,607	29,036
Gevo, Inc.(b)(c)	56,212	92,750
		121,786
Health Care-48.80%
10X Genomics, Inc., Class A(b)	1,893	30,099
AC Immune S.A. (Switzerland)(b)	13,687	46,536
Accuray, Inc.(b)	20,279	45,222
Adaptimmune Therapeutics PLC, ADR(b)(c)	34,809	25,087
Adaptive Biotechnologies Corp.(b)	9,406	55,872
Agios Pharmaceuticals, Inc.(b)	965	57,311
Akebia Therapeutics, Inc.(b)	28,521	58,753
Aldeyra Therapeutics, Inc.(b)(c)	7,684	37,652
Alector, Inc.(b)	8,373	21,686
Alkermes PLC(b)	1,554	45,097
Alphatec Holdings, Inc.(b)	6,407	67,145
Altimmune, Inc.(b)(c)	6,598	56,545
Amarin Corp. PLC, ADR (Ireland)(b)	70,675	35,811
Amicus Therapeutics, Inc.(b)	3,808	38,004
AngioDynamics, Inc.(b)	5,926	41,067
Anika Therapeutics, Inc.(b)	1,720	30,478
Aquestive Therapeutics, Inc.(b)	9,761	49,683
Arbutus Biopharma Corp.(b)	11,425	39,531
Arrowhead Pharmaceuticals, Inc.(b)	1,855	48,286
AtriCure, Inc.(b)	1,687	61,002
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	11,330	37,616
Axogen, Inc.(b)	3,363	46,746
Azenta, Inc.(b)	893	41,266
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	2,056	41,942
BioCryst Pharmaceuticals, Inc.(b)	5,088	38,160
Bioventus, Inc., Class A(b)	4,400	54,076
bluebird bio, Inc.(b)(c)	78,731	31,886
	Shares	Value
Health Care-(continued)
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	27,325	$4,919
Cerus Corp.(b)(c)	19,561	36,188
ChromaDex Corp.(b)	12,816	98,940
ClearPoint Neuro, Inc.(b)	3,406	42,132
Codexis, Inc.(b)	15,297	70,060
Coherus BioSciences, Inc.(b)(c)	31,804	38,801
Compugen Ltd. (Israel)(b)	21,051	33,471
Corcept Therapeutics, Inc.(b)	1,254	72,331
CytomX Therapeutics, Inc.(b)	37,464	39,712
Delcath Systems, Inc.(b)	4,021	47,769
DENTSPLY SIRONA, Inc.	1,748	34,348
Editas Medicine, Inc.(b)	11,820	26,477
Enanta Pharmaceuticals, Inc.(b)	3,432	29,515
Fate Therapeutics, Inc.(b)	12,046	38,186
FibroGen, Inc.(b)	120,917	51,353
Heron Therapeutics, Inc.(b)	22,905	27,257
ICU Medical, Inc.(b)	268	43,941
IGM Biosciences, Inc.(b)(c)	4,367	43,845
Innoviva, Inc.(b)	2,283	43,354
Inogen, Inc.(b)	3,605	35,005
Integra LifeSciences Holdings Corp.(b)	2,173	53,412
Ionis Pharmaceuticals, Inc.(b)	927	33,122
Ironwood Pharmaceuticals, Inc.(b)	8,737	30,754
KalVista Pharmaceuticals, Inc.(b)(c)	3,302	33,218
Karyopharm Therapeutics, Inc.(b)	58,152	49,144
Kodiak Sciences, Inc.(b)	17,613	117,479
Lexicon Pharmaceuticals, Inc.(b)(c)	25,553	20,537
Ligand Pharmaceuticals, Inc.(b)(c)	420	51,017
LivaNova PLC(b)	877	46,043
MacroGenics, Inc.(b)	12,595	45,216
MannKind Corp.(b)	7,062	47,880
Masimo Corp.(b)	379	65,393
MaxCyte, Inc.(b)	10,233	36,327
MediWound Ltd. (Israel)(b)(c)	2,404	41,998
Merit Medical Systems, Inc.(b)	458	47,586
Mersana Therapeutics, Inc.(b)	27,979	63,792
MiMedx Group, Inc.(b)	6,468	59,829
Nektar Therapeutics(b)	34,537	39,372
Novocure Ltd.(b)	2,274	45,571
Omeros Corp.(b)(c)	10,501	119,186
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	994	46,310
OPKO Health, Inc.(b)(c)	26,315	40,525
Optinose, Inc.(b)	42,677	21,343
OraSure Technologies, Inc.(b)	9,868	37,498
Orthofix Medical, Inc.(b)	2,537	49,548
Pacific Biosciences of California, Inc.(b)(c)	32,506	62,086
Pacira BioSciences, Inc.(b)	2,841	48,041
PDS Biotechnology Corp.(b)(c)	13,815	30,255
Phibro Animal Health Corp., Class A	2,105	49,194
Prothena Corp. PLC (Ireland)(b)	1,985	32,177
PTC Therapeutics, Inc.(b)	1,252	54,938
Pulse Biosciences, Inc.(b)(c)	2,372	50,761
Revance Therapeutics, Inc.(b)	6,729	24,292
Rigel Pharmaceuticals, Inc.(b)	3,289	90,809
Sage Therapeutics, Inc.(b)	5,244	28,685
Sangamo Therapeutics, Inc.(b)(c)	52,132	117,818
Scilex Holding Co., Class C (Singapore)(b)	2,540	1,635
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
scPharmaceuticals, Inc.(b)	8,687	$31,447
Seres Therapeutics, Inc.(b)(c)	55,218	54,114
SI-BONE, Inc.(b)	2,660	36,070
SIGA Technologies, Inc.	4,897	35,650
Standard BioTools, Inc.(b)	20,755	38,189
Supernus Pharmaceuticals, Inc.(b)	1,257	45,968
SurModics, Inc.(b)	1,116	44,026
Sutro Biopharma, Inc.(b)(c)	9,673	25,633
Tactile Systems Technology, Inc.(b)	3,229	63,095
Theravance Biopharma, Inc.(b)	5,358	49,561
uniQure N.V. (Netherlands)(b)	7,557	45,115
Vanda Pharmaceuticals, Inc.(b)	8,357	43,039
Varex Imaging Corp.(b)	3,542	59,081
Vaxart, Inc.(b)	50,995	30,709
Voyager Therapeutics, Inc.(b)(c)	6,739	46,230
X4 Pharmaceuticals, Inc.(b)(c)	63,153	24,819
Xencor, Inc.(b)	2,528	64,717
		4,610,417
Industrials-8.33%
AeroVironment, Inc.(b)	217	42,207
American Superconductor Corp.(b)(c)	2,205	75,102
Astronics Corp.(b)	1,972	31,848
Ballard Power Systems, Inc. (Canada)(b)(c)	24,026	35,799
Conduent, Inc.(b)	11,574	43,171
Energy Recovery, Inc.(b)	2,722	42,354
Interface, Inc.	2,342	62,180
LB Foster Co., Class A(b)	2,202	63,263
LSI Industries, Inc.	2,779	56,803
Matthews International Corp., Class A	1,745	52,629
Microvast Holdings, Inc.(b)(c)	153,498	116,659
MillerKnoll, Inc.	1,501	37,735
Stratasys Ltd.(b)	6,435	61,905
TPI Composites, Inc.(b)	10,210	20,828
TTEC Holdings, Inc.	8,651	44,812
		787,295
Information Technology-29.17%
8x8, Inc.(b)	23,515	72,897
Advanced Energy Industries, Inc.	417	47,972
Aehr Test Systems(b)(c)	2,906	34,552
Alpha & Omega Semiconductor Ltd.(b)	1,059	43,917
Amkor Technology, Inc.	1,344	35,535
Applied Optoelectronics, Inc.(b)(c)	3,920	161,582
Atomera, Inc.(b)(c)	16,560	102,341
AudioEye, Inc.(b)(c)	1,826	49,156
Aviat Networks, Inc.(b)	1,610	25,486
Axcelis Technologies, Inc.(b)	408	30,290
AXT, Inc.(b)	16,682	35,700
Bel Fuse, Inc., Class B	652	52,277
Canadian Solar, Inc. (Canada)(b)	3,500	43,435
Cirrus Logic, Inc.(b)	304	31,753
Cognex Corp.	1,095	43,778
CommScope Holding Co., Inc.(b)	11,455	54,640
Commvault Systems, Inc.(b)	287	49,246
Digimarc Corp.(b)(c)	1,541	52,225
Dropbox, Inc., Class A(b)	1,758	48,626
Extreme Networks, Inc.(b)	2,809	46,629
FARO Technologies, Inc.(b)	2,456	64,470
Himax Technologies, Inc., ADR (Taiwan)(c)	7,480	40,392
Immersion Corp.	4,703	42,045
Infinera Corp.(b)(c)	7,030	46,468
InterDigital, Inc.	320	62,707
	Shares	Value
Information Technology-(continued)
IPG Photonics Corp.(b)	647	$50,492
Itron, Inc.(b)	436	51,679
Kimball Electronics, Inc.(b)	2,396	46,986
Kulicke & Soffa Industries, Inc. (Singapore)	1,010	48,904
Lantronix, Inc.(b)	12,314	36,942
Littelfuse, Inc.	164	40,454
Lumentum Holdings, Inc.(b)	769	66,880
Luna Innovations, Inc.(b)(c)	18,575	32,692
MaxLinear, Inc.(b)	2,912	44,059
MicroVision, Inc.(b)(c)	46,975	42,278
Mitek Systems, Inc.(b)	4,743	44,205
MKS Instruments, Inc.	371	42,160
NETGEAR, Inc.(b)	2,726	67,060
NetScout Systems, Inc.(b)	2,060	45,073
nLight, Inc.(b)	3,702	40,204
OSI Systems, Inc.(b)	295	52,333
Power Integrations, Inc.	659	43,171
Radware Ltd. (Israel)(b)	2,030	48,233
Rambus, Inc.(b)	989	57,174
Ribbon Communications, Inc.(b)	12,964	50,689
Semtech Corp.(b)	1,009	64,616
Silicon Laboratories, Inc.(b)	377	41,715
Silicon Motion Technology Corp., ADR (Taiwan)	703	37,308
SolarEdge Technologies, Inc.(b)	1,817	28,709
Synaptics, Inc.(b)	543	43,570
Turtle Beach Corp.(b)	2,830	48,987
Universal Display Corp.	230	37,840
Veeco Instruments, Inc.(b)	1,246	34,726
Verint Systems, Inc.(b)	1,401	35,305
Viasat, Inc.(b)	2,816	26,273
Viavi Solutions, Inc.(b)	5,134	51,032
Xerox Holdings Corp.	3,902	35,664
		2,755,532
Materials-1.01%
Arq, Inc.(b)	6,482	49,976
Innospec, Inc.	384	45,546
		95,522
Total Common Stocks & Other Equity Interests (Cost $8,843,727)		9,439,896
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(e)(f) (Cost $4,065)	4,065	4,065
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $8,847,792)		9,443,961
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.12%
Invesco Private Government Fund, 4.63%(e)(f)(g)	453,009	453,009
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(e)(f)(g)	1,163,725	$1,164,074
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,617,083)		1,617,083
TOTAL INVESTMENTS IN SECURITIES-117.07% (Cost $10,464,875)		11,061,044
OTHER ASSETS LESS LIABILITIES-(17.07)%		(1,613,101)
NET ASSETS-100.00%		$9,447,943

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$50,016	$(45,951)	$-	$-	$4,065	$22
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	342,395	1,253,684	(1,143,070)	-	-	453,009	4,543 *
Invesco Private Prime Fund	863,306	2,145,583	(1,844,713)	(46)	(56)	1,164,074	11,972 *
Total	$1,205,701	$3,449,283	$(3,033,734)	$(46)	$(56)	$1,621,148	$16,537

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%(a)
Communication Services-7.27%
Baidu, Inc., ADR (China)(b)(c)	62,243	$5,293,767
Fox Corp., Class A	98,998	4,664,786
Fox Corp., Class B	103,810	4,643,421
Liberty Broadband Corp., Class C(b)(c)	54,024	4,599,603
Liberty Media Corp.-Liberty Formula One(b)(c)	98,072	8,665,642
Liberty Media Corp.-Liberty Live, Series C(b)	28,036	2,047,189
Match Group, Inc.(b)	113,649	3,720,868
NetEase, Inc., ADR (China)	53,321	4,664,521
News Corp., Class A	166,718	4,893,173
News Corp., Class B(c)	83,844	2,690,554
Roku, Inc., Class A(b)	56,125	3,874,309
		49,757,833
Consumer Discretionary-16.12%
Caesars Entertainment, Inc.(b)	95,331	3,669,290
Churchill Downs, Inc.	32,354	4,597,827
DraftKings, Inc., Class A(b)(c)	214,433	9,360,000
eBay, Inc.	215,970	13,668,741
Etsy, Inc.(b)	50,565	2,773,996
Expedia Group, Inc.(b)	55,054	10,164,070
Five Below, Inc.(b)(c)	24,242	2,247,233
JD.com, Inc., ADR (China)	211,317	7,899,029
LKQ Corp.(c)	116,012	4,558,112
Lucid Group, Inc.(b)(c)	1,310,846	2,857,644
Pool Corp.	16,896	6,371,313
Rivian Automotive, Inc., Class A(b)(c)	440,864	5,391,767
Tractor Supply Co.(c)	47,643	13,514,890
Trip.com Group Ltd., ADR (China)(b)(c)	163,619	10,577,968
Ulta Beauty, Inc.(b)	20,807	8,044,819
Wynn Resorts Ltd.	48,910	4,616,126
		110,312,825
Consumer Staples-1.01%
Casey’s General Stores, Inc.	16,389	6,897,966
Energy-2.02%
APA Corp.(c)	163,009	3,692,154
Expand Energy Corp.	102,024	10,096,295
		13,788,449
Financials-0.83%
Jack Henry & Associates, Inc.	32,201	5,673,172
Health Care-20.72%
Align Technology, Inc.(b)	32,993	7,679,781
Alnylam Pharmaceuticals, Inc.(b)	56,697	14,348,310
argenx SE, ADR (Netherlands)(b)	14,175	8,739,596
BeiGene Ltd., ADR (China)(b)(c)	19,500	4,192,500
BioMarin Pharmaceutical, Inc.(b)(c)	84,086	5,552,199
BioNTech SE, ADR (Germany)(b)(c)	43,209	5,115,514
Bio-Techne Corp.	69,888	5,266,760
Bruker Corp.	66,717	3,866,250
Cooper Cos., Inc. (The)(b)	87,959	9,188,197
Henry Schein, Inc.(b)	55,838	4,302,318
Hologic, Inc.(b)	102,584	8,155,428
ICON PLC(b)	36,518	7,677,909
Incyte Corp.(b)	85,061	6,344,700
Insulet Corp.(b)	30,964	8,260,576
Jazz Pharmaceuticals PLC(b)	27,211	3,308,585
Medpace Holdings, Inc.(b)(c)	13,665	4,654,709
Neurocrine Biosciences, Inc.(b)	44,596	5,652,543
Repligen Corp.(b)(c)	24,676	3,714,725
Royalty Pharma PLC, Class A	197,918	5,276,494
	Shares	Value
Health Care-(continued)
Sanofi S.A., ADR	129,119	$6,260,980
United Therapeutics Corp.(b)	19,651	7,280,499
Viatris, Inc.	527,123	6,900,040
		141,738,613
Industrials-15.29%
Axon Enterprise, Inc.(b)	33,376	21,592,937
C.H. Robinson Worldwide, Inc.	51,800	5,469,044
Grab Holdings Ltd., Class A (Singapore)(b)(c)	1,688,205	8,441,025
J.B. Hunt Transport Services, Inc.	45,043	8,518,082
Lincoln Electric Holdings, Inc.	25,029	5,468,336
Nordson Corp.	25,253	6,590,780
Paylocity Holding Corp.(b)	24,491	5,082,862
Ryanair Holdings PLC, ADR (Italy)(c)	106,245	4,679,030
Saia, Inc.(b)(c)	11,741	6,681,568
SS&C Technologies Holdings, Inc.	108,389	8,382,805
Tetra Tech, Inc.	117,953	4,896,229
United Airlines Holdings, Inc.(b)	145,231	14,062,718
Woodward, Inc.	26,293	4,741,154
		104,606,570
Information Technology-31.98%
Akamai Technologies, Inc.(b)	66,924	6,292,195
Amdocs Ltd.	50,317	4,363,490
Bentley Systems, Inc., Class B(c)	128,354	6,353,523
Check Point Software Technologies Ltd. (Israel)(b)	49,868	9,075,976
DocuSign, Inc.(b)(c)	90,416	7,205,251
Enphase Energy, Inc.(b)(c)	59,676	4,257,883
Entegris, Inc.	66,682	7,043,620
F5, Inc.(b)	25,742	6,444,510
First Solar, Inc.(b)	47,279	9,421,286
Flex Ltd.(b)(c)	175,369	6,834,130
Gen Digital, Inc.	271,845	8,386,418
Lattice Semiconductor Corp.(b)	60,716	3,445,633
Logitech International S.A., Class R (Switzerland)(c)	67,488	5,459,104
Manhattan Associates, Inc.(b)	27,048	7,720,581
Monolithic Power Systems, Inc.	21,532	12,222,425
NetApp, Inc.	90,445	11,092,175
Nice Ltd., ADR (Israel)(b)(c)	22,241	4,057,648
Nutanix, Inc., Class A(b)(c)	108,930	7,110,950
Okta, Inc.(b)	71,728	5,563,224
Open Text Corp. (Canada)	118,187	3,596,430
PTC, Inc.(b)(c)	53,057	10,614,583
Qorvo, Inc.(b)	41,799	2,886,221
Seagate Technology Holdings PLC	92,831	9,406,565
Skyworks Solutions, Inc.	70,540	6,178,599
Teradyne, Inc.	72,066	7,927,260
Trimble, Inc.(b)	107,852	7,869,960
VeriSign, Inc.(b)	43,107	8,068,768
Western Digital Corp.(b)(c)	151,687	11,071,634
Zebra Technologies Corp., Class A(b)	22,779	9,271,053
Zoom Video Communications, Inc., Class A(b)	115,772	9,573,187
		218,814,282
Materials-1.45%
Steel Dynamics, Inc.	68,148	9,899,860
Real Estate-1.22%
Zillow Group, Inc., Class A(b)	23,919	1,950,116
Zillow Group, Inc., Class C(b)(c)	75,504	6,395,944
		8,346,060
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Utilities-2.01%
Alliant Energy Corp.	113,285	$7,159,612
Evergy, Inc.	101,560	6,563,823
		13,723,435
Total Common Stocks & Other Equity Interests (Cost $628,062,062)		683,559,065
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $145,439)	145,439	145,439
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $628,207,501)		683,704,504
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.34%
Invesco Private Government Fund, 4.63%(d)(e)(f)	31,323,648	$31,323,648
Invesco Private Prime Fund, 4.71%(d)(e)(f)	80,456,221	80,480,358
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,804,006)		111,804,006
TOTAL INVESTMENTS IN SECURITIES-116.28% (Cost $740,011,507)		795,508,510
OTHER ASSETS LESS LIABILITIES-(16.28)%		(111,349,770)
NET ASSETS-100.00%		$684,158,740

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,819	$2,262,437	$(2,239,817)	$-	$-	$145,439	$2,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,413,897	89,890,983	(87,981,232)	-	-	31,323,648	338,981 *
Invesco Private Prime Fund	68,121,348	176,126,121	(163,761,578)	(4,280)	(1,253)	80,480,358	874,083 *
Total	$97,658,064	$268,279,541	$(253,982,627)	$(4,280)	$(1,253)	$111,949,445	$1,215,481

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$64,361,386	$-	$-	$64,361,386
Money Market Funds	28,038	1,747,055	-	1,775,093
Total Investments	$64,389,424	$1,747,055	$-	$66,136,479
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,128,575	$-	$-	$6,128,575
Money Market Funds	258	1,354,470	-	1,354,728
Total Investments	$6,128,833	$1,354,470	$-	$7,483,303
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,375,227,438	$-	$-	$37,375,227,438
Money Market Funds	-	315,228,220	-	315,228,220
Total Investments	$37,375,227,438	$315,228,220	$-	$37,690,455,658
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,434,977	$-	$4,919	$9,439,896
Money Market Funds	4,065	1,617,083	-	1,621,148
Total Investments	$9,439,042	$1,617,083	$4,919	$11,061,044
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$683,559,065	$-	$-	$683,559,065
Money Market Funds	145,439	111,804,006	-	111,949,445
Total Investments	$683,704,504	$111,804,006	$-	$795,508,510